INCOME TAX - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets
Allowance for credit losses	$ 13,323	$ 12,470
Unrealized loss on securities AFS	10,700	13,105
Unrealized loss on securities HTM transferred from AFS	2,726	3,396
Incentive compensation	1,839	2,052
Lease liabilities	1,581	1,331
Property and equipment	1,479	1,545
Reserve for unfunded lending commitments	1,142	1,078
Share-based compensation	1,082	861
Deferred compensation	645	621
Non accrual loan interest income	300	128
Unrealized loss on derivative financial instruments	367	551
Loss reimbursement on sold loans reserve	252	260
Other than temporary impairment charge on securities available for sale	147	146
Securities premium amortization	91	831
Gross deferred tax assets	35,674	38,375
Deferred tax liabilities
Capitalized mortgage loan servicing rights	6,614	9,827
Deferred loan fees	2,256	2,245
Lease right of use asset	1,532	1,254
Purchase premiums, net	443	517
Other	94	69
Gross deferred tax liabilities	10,939	13,912
Deferred tax assets, net	$ 24,735	$ 24,463